Derivative Financial Instruments and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	$ 15	[1]	$ 9	[1]	$ 2	[1]	$ 10	[1]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(1)	[1]	(7)	[1]	(4)	[1]	(3)	[1]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	1		(1)		1		0
Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)									14	[2]	13	[2]	15	[2]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(1)		(7)		(4)		(3)		(9)	[2]	(21)	[2]	(6)	[2]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)									1		(2)		0
Interest Rate Swaps [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	0	[1]	5	[1]	0		3	[1]
Interest Rate Swaps [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)									3	[2]	16	[2]	15	[2]
Interest Rate Swaps [Member] | Investment Income [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(2)	[1]	(5)	[1]	(3)	[1]	(3)	[1]
Interest Rate Swaps [Member] | Investment Income [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	(2)		(5)		(3)		(3)		(5)	[2]	(14)	[2]	(26)	[2]
Interest Rate Swaps [Member] | Other Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	0		0		0		0
Interest Rate Swaps [Member] | Other Operating Expense [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)									0		0		0
Interest Rate Swaps [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	0
Forward Contracts [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	(1)	[1]	4	[1]	(14)		7	[1]
Forward Contracts [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)									11	[2]	3	[2]	0	[2]
Forward Contracts [Member] | Other Operating Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	1		(2)	[1]	(1)		0	[1]
Forward Contracts [Member] | Other Operating Expense [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)	1		(2)		(1)		0		(4)	[2]	(7)	[2]	20	[2]
Forward Contracts [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	0		(1)		0		0
Forward Contracts [Member] | Interest Expense [Member] | Cash Flow Hedging [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)									1		(2)		0
Treasury Lock [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in OCI on derivative (effective element)	16				16
Treasury Lock [Member] | Interest Expense [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) recognized in income on derivative (ineffective hedges and ineffective element of effective hedges)	1				1
Interest Expense [Member] | Investment Income [Member]
Derivatives in cash flow hedging relationships [Abstract]
Amount of gain (loss) reclassified from accumulated OCI into income (effective element)					$ 0

[1]	Other Comprehensive Income
[2]	OCI means other comprehensive income.